THE ADVISORS’ INNER CIRCLE FUND

CAMBIAR OPPORTUNITY FUND

July 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.6%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 6.0%
Airbus ADR	280,000	$10,584,000
RTX	115,000	13,511,350
		24,095,350
AIRLINES — 3.0%
Delta Air Lines	275,000	11,830,500

BANKS — 5.2%
JPMorgan Chase	53,000	11,278,400
PNC Financial Services Group	54,000	9,779,400
		21,057,800
BEVERAGES — 5.0%
Constellation Brands, Cl A	44,000	10,787,040
Diageo ADR	75,000	9,356,250
		20,143,290
BROADLINE RETAIL — 2.9%
Amazon.com *	62,000	11,592,760

CAPITAL MARKETS — 8.2%
CME Group, Cl A	60,000	11,622,600
Goldman Sachs Group	25,000	12,725,750
Intercontinental Exchange	55,000	8,335,800
		32,684,150
CHEMICALS — 5.0%
Corteva	140,000	7,854,000
PPG Industries	94,000	11,936,120
		19,790,120
CONSUMER FINANCE — 2.0%
American Express	32,000	8,097,280

CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.7%
Sysco	140,000	10,731,000

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 2.9%
TE Connectivity	75,000	11,574,750

FINANCIAL SERVICES — 2.0%
Mastercard, Cl A	17,000	7,883,070

GROUND TRANSPORTATION — 3.7%
Uber Technologies *	71,000	4,577,370
Union Pacific	41,000	10,115,930
		14,693,300
HEALTH CARE EQUIPMENT & SERVICES — 2.9%
Medtronic	142,000	11,405,440

HEALTH CARE PROVIDER & SERVICES — 3.1%
Labcorp Holdings	58,000	12,495,520

HEALTH CARE PROVIDERS & SERVICES — 2.8%
Centene *	146,000	11,230,320

HOUSEHOLD PRODUCTS — 1.5%
Colgate-Palmolive	60,000	5,951,400

INSURANCE — 3.0%
Chubb	44,000	12,129,040

INTERACTIVE MEDIA & SERVICES — 3.1%
Alphabet, Cl A	72,000	12,350,880

LIFE SCIENCES TOOLS & SERVICES — 2.3%
Waters *	27,000	9,079,560

MEDIA — 3.1%
Comcast, Cl A	300,000	12,381,000

THE ADVISORS’ INNER CIRCLE FUND

CAMBIAR OPPORTUNITY FUND

July 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MULTI-UTILITIES — 3.3%
Sempra	165,000	$13,209,900

OIL, GAS & CONSUMABLE FUELS — 10.4%
Cenovus Energy	635,000	12,782,550
Chevron	74,000	11,874,780
ConocoPhillips	82,000	9,118,400
Williams	185,000	7,943,900
		41,719,630
PHARMACEUTICALS — 4.7%
Bristol-Myers Squibb	183,000	8,703,480
Johnson & Johnson	65,000	10,260,250
		18,963,730
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.7%
Applied Materials	37,000	7,851,400
Marvell Technology	108,000	7,233,840
Texas Instruments	58,000	11,820,980
		26,906,220
SPECIALTY RETAIL — 2.1%
TJX	76,000	8,589,520

TOTAL COMMON STOCK
(Cost $282,659,088)		390,585,530
SHORT-TERM INVESTMENT — 2.4%

First American Treasury Obligation Fund 5.322% (A)
(Cost $9,712,861)	9,712,861	9,712,861
TOTAL INVESTMENTS— 100.0%
(Cost $292,371,949)		$400,298,391

Percentages are based on Net Assets of $400,478,554.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2024.

ADR — American Depository Receipt

Cl — Class

CMB-QH-007-3300

THE ADVISORS’ INNER CIRCLE FUND

Cambiar SMID Fund

July 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.5%
	Shares	Value
AIR FREIGHT & LOGISTICS — 2.5%
Expeditors International of Washington	35,345	$4,411,763

AUTO COMPONENTS — 2.7%
Gentex	148,295	4,606,043

BANKS — 3.0%
BOK Financial	49,975	5,139,429

BIOTECHNOLOGY — 2.1%
Incyte *	55,800	3,630,906

BUILDING PRODUCTS — 2.9%
Masco	64,705	5,037,284

CAPITAL MARKETS — 2.5%
Cboe Global Markets	23,675	4,344,599

CONTAINERS & PACKAGING — 2.9%
Packaging Corp of America	25,320	5,060,708

ELECTRIC UTILITIES — 3.1%
Pinnacle West Capital	62,830	5,377,620

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.8%
IPG Photonics *	38,485	3,094,194
Littelfuse	19,695	5,260,731
		8,354,925
FINANCIAL SERVICES — 5.4%
Euronet Worldwide *	47,825	4,877,672
WEX *	24,445	4,484,435
		9,362,107
FOOD PRODUCT — 1.9%
Lamb Weston Holdings	53,850	3,232,077

GAS UTILITIES — 2.9%
Atmos Energy	39,145	5,005,862

GROUND TRANSPORTATION — 2.7%
JB Hunt Transport Services	27,050	4,683,708

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Dentsply Sirona	129,415	3,512,323

HEALTH CARE PROVIDERS & SERVICES — 8.5%
HealthEquity *	60,750	4,767,660
Molina Healthcare *	14,035	4,789,724
Quest Diagnostics	35,635	5,070,861
		14,628,245
INDUSTRIAL REITS — 3.1%
Americold Realty Trust	178,170	5,325,502

INSURANCE — 11.5%
American Financial Group	37,505	4,911,655
Arch Capital Group *	41,100	3,936,558
Fidelity National Financial	98,805	5,474,785
Reinsurance Group of America, Cl A	24,590	5,543,324
		19,866,322
IT SERVICES — 5.0%
Amdocs	49,700	4,347,259
EPAM Systems *	19,835	4,267,104
		8,614,363
LIFE SCIENCES TOOLS & SERVICES — 7.9%
Bruker	59,985	4,109,572
Charles River Laboratories International *	17,280	4,218,048
Waters *	15,945	5,361,985
		13,689,605

THE ADVISORS’ INNER CIRCLE FUND

Cambiar SMID Fund

July 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MACHINERY — 5.3%
Lincoln Electric Holdings	23,985	$4,926,759
Toro	43,480	4,162,340
		9,089,099
OIL, GAS & CONSUMABLE FUELS — 6.1%
Magnolia Oil & Gas, Cl A	195,390	5,322,423
Targa Resources	39,345	5,322,592
		10,645,015
PROFESSIONAL SERVICES — 2.8%
Maximus	51,830	4,814,489

RETAIL REITS — 2.7%
NNN REIT	104,090	4,672,600

SOFTWARE — 2.5%
Dolby Laboratories, Cl A	54,495	4,292,026

WATER UTILITIES — 2.7%
Essential Utilities	117,220	4,764,993

TOTAL COMMON STOCK
(Cost $138,299,516)		172,161,613
TOTAL INVESTMENTS— 99.5%
(Cost $138,299,516)		$172,161,613

Percentages are based on Net Assets of $173,059,233.
*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

CMB-QH-011-2600

THE ADVISORS’ INNER CIRCLE FUND

CAMBIAR SMALL CAP FUND

July 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.4%
	Shares	Value
AIR FREIGHT & LOGISTICS — 2.3%
Hub Group, Cl A	49,000	$2,291,730

AUTO COMPONENTS — 2.0%
Gentex	64,000	1,987,840

BANKS — 9.9%
Prosperity Bancshares	32,200	2,335,144
Texas Capital Bancshares *	37,000	2,445,700
United Bankshares	62,300	2,425,339
United Community Banks	81,600	2,525,520
		9,731,703
BEVERAGES — 1.4%
Duckhorn Portfolio *	189,000	1,372,140

BIOTECHNOLOGY — 2.1%
Exelixis *	90,000	2,110,500

CHEMICALS — 2.1%
Cabot	21,000	2,106,090

COMMERCIAL SERVICES & SUPPLIES — 1.6%
Healthcare Services Group *	143,000	1,634,490

DIVERSIFIED CONSUMER SERVICES — 2.5%
Frontdoor *	61,500	2,426,790

ELECTRIC UTILITIES — 2.4%
IDACORP	24,000	2,346,000

ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONENTS — 2.5%
Advanced Energy Industries	21,000	2,443,770

HEALTH CARE EQUIPMENT & SERVICES — 3.1%
Globus Medical, Cl A *	42,000	3,022,320

HEALTH CARE PROVIDERS & SERVICES — 10.7%
Addus HomeCare *	22,000	2,669,920
AMN Healthcare Services *	29,000	1,960,980
HealthEquity *	28,000	2,197,440
Innovage Holding *	286,000	1,796,080
US Physical Therapy	19,500	1,901,250
		10,525,670
HEALTH CARE TECHNOLOGY — 2.5%
HealthStream	84,000	2,495,640

HOTELS, RESTAURANTS & LEISURE — 2.8%
Monarch Casino & Resort	35,000	2,739,800

INDUSTRIAL REITS — 2.7%
Innovative Industrial Properties, Cl A	21,500	2,640,415

INSURANCE — 10.3%
Axis Capital Holdings	38,000	2,878,500
First American Financial	40,200	2,435,316
Reinsurance Group of America, Cl A	11,700	2,637,531
RenaissanceRe Holdings	9,800	2,272,718
		10,224,065
LEISURE PRODUCTS — 1.7%
Johnson Outdoors, Cl A	40,000	1,696,000

MACHINERY — 4.1%
Alamo Group	10,800	2,081,376
Atmus Filtration Technologies	63,000	1,942,920
		4,024,296
MULTI-UTILITIES — 2.5%
Avista	64,000	2,507,520

THE ADVISORS’ INNER CIRCLE FUND

CAMBIAR SMALL CAP FUND

July 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 2.8%
Magnolia Oil & Gas, Cl A	102,000	$2,778,480

PROFESSIONAL SERVICES — 9.8%
ASGN *	22,000	2,082,740
Forrester Research *	71,000	1,433,490
Insperity	19,500	2,003,040
NV5 Global *	22,000	2,269,080
WNS Holdings *	31,750	1,891,665
		9,680,015
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
Marcus & Millichap	52,000	2,059,720

RETAIL REITS — 1.8%
NETSTREIT	111,000	1,828,170

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.9%
Diodes *	28,800	2,252,160
Rambus *	36,000	1,851,840
Tower Semiconductor *	69,200	2,823,360
Universal Display	12,700	2,827,274
		9,754,634
SOFTWARE — 2.8%
Envestnet *	45,000	2,789,100

TOTAL COMMON STOCK
(Cost $80,270,050)		97,216,898
SHORT-TERM INVESTMENT — 1.2%

First American Treasury Obligation Fund 5.322% (A)
(Cost $1,164,579)	1,164,579	1,164,579
TOTAL INVESTMENTS— 99.6%
(Cost $81,434,629)		$98,381,477

Percentages are based on Net Assets of $98,730,054.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2024.

Cl — Class

REIT — Real Estate Investment Trust

CMB-QH-009-3300

THE ADVISORS’ INNER CIRCLE FUND

Cambiar International Equity Fund

July 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.5%
	Shares	Value
AUSTRALIA — 2.0%
Santos	541,000	$2,820,181

BELGIUM — 4.6%
KBC Group	48,000	3,712,608
UCB	17,000	2,840,606
		6,553,214
CANADA — 1.6%
Agnico Eagle Mines	30,000	2,315,100

FRANCE — 10.8%
Air Liquide	9,450	1,724,235
Airbus	18,200	2,754,149
Capgemini	15,500	3,077,117
LVMH Moet Hennessy Louis Vuitton	2,800	1,975,017
Thales	16,000	2,543,259
TotalEnergies	47,000	3,170,921
		15,244,698
GERMANY — 13.8%
Deutsche Post	76,000	3,390,024
Infineon Technologies	73,000	2,535,889
Knorr-Bremse	38,200	3,071,888
Merck KGaA	14,800	2,644,354
Puma	41,000	2,034,550
RWE	77,000	2,873,713
SAP	14,000	2,959,887
		19,510,305
HONG KONG — 1.4%
AIA Group	288,000	1,926,392

IRELAND — 2.1%
Bank of Ireland Group	262,000	2,967,137

JAPAN — 15.5%
Chugai Pharmaceutical	57,000	2,487,623
Mitsubishi Estate	209,000	3,562,184
MonotaRO	268,000	3,788,529
NIDEC CORP	60,000	2,639,442
Nintendo	47,000	2,597,145
Sony Group	24,900	2,211,584
Terumo	148,000	2,653,398
Tokyo Electron Ltd.	9,500	1,987,851
		21,927,756
NETHERLANDS — 3.5%
ING Groep	272,000	4,937,063

NORWAY — 1.8%
Equinor ADR	94,000	2,496,640

SINGAPORE — 4.1%
DBS Group Holdings	110,100	3,017,118
Singapore Telecommunications	1,210,000	2,794,099
		5,811,217
SWEDEN — 1.9%
Epiroc, Cl A	141,000	2,631,820

SWITZERLAND — 9.9%
Barry Callebaut	1,200	1,930,814
Nestle	19,000	1,924,560
Novartis	39,000	4,353,486
Roche Holding	11,700	3,787,988
Temenos	29,000	2,013,718
		14,010,566

THE ADVISORS’ INNER CIRCLE FUND

Cambiar International Equity Fund

July 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — 1.3%
Taiwan Semiconductor Manufacturing ADR	11,000	$1,823,800

UNITED KINGDOM — 17.2%
Barclays	1,359,000	4,063,811
Bunzl	61,000	2,555,853
CNH Industrial	258,000	2,747,700
Diageo	102,000	3,173,717
Haleon	586,000	2,628,437
Intertek Group	43,000	2,792,322
London Stock Exchange Group	28,100	3,420,481
SSE	123,000	2,976,811
		24,359,132
TOTAL COMMON STOCK
(Cost $109,593,544)		129,335,021
PREFERRED STOCK — 1.7%

GERMANY — 1.7%
Dr Ing hc F Porsche AG (A)	33,181	2,498,555

TOTAL PREFERRED STOCK
(Cost $2,750,331)		2,498,555
SHORT-TERM INVESTMENT — 1.1%

First American Treasury Obligation Fund 5.322% (B)
(Cost $1,513,652)	1,513,652	1,513,652
TOTAL INVESTMENTS — 94.3%
(Cost $113,857,527)		$133,347,228

Percentages are based on Net Assets of $141,397,664.
(A)	There is currently no stated interest rate.
(B)	The rate reported is the 7-day effective yield as of July 31, 2024.

ADR — American Depositary Receipt

Ltd. — Limited

CMB-QH-008-3300